COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2024
COMMITMENTS AND CONTINGENCIES
Schedule of sets forth our contractual obligations

For the year ended June 30,	Operating lease
2025	$11,696
Total	$11,696